Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Income (loss) Before Income Taxes	$ (3,123,799)	$ (6,028,228)	$ 3,794,709
Canadian Statutory Income Tax Rate	23.00%	24.00%	26.50%
Income Tax (recovery) At Statutory Income Tax Rate	$ (718,474)	$ (1,446,775)	$ 1,005,598
Effect Of Non-deductible Expenses And Other Items:
Stock-based Compensation And Other Expenses	67,948	44,225	11,609
Change In Statutory Tax Rates	(92,850)	(131,242)	918,821
Foreign Exchange Adjustments	662	29,910	82,433
Other (expired Losses)	1,206,056	258,091	43,592
Change In Valuation Allowance	463,342	(1,245,791)	2,062,053
Income Tax Expense (recovery)	$ (463,342)	$ 1,245,791	$ (2,062,053)